[DECHERT LLP LETTERHEAD]

August 20, 2013

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:                           HARTFORD SERIES FUND, INC., FILE NOS. 333-45431/811-08629

Dear Sir or Madam:

Included herewith for filing on behalf of Hartford Series Fund, Inc. (the “Company”), pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), is one copy, including exhibits, of Post-Effective Amendment No. 108 under the 1933 Act to the Company’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment contains one prospectus and one combined statement of additional information (applicable to Class IA and Class IB Shares), and is being filed in connection with the conversion (the “Conversion”) of the Hartford Money Market HLS Fund (the “Fund”) to an ultra-short bond fund. The Conversion will include, among other things, changes to the name, investment objective and principal strategy of the Fund.

Pursuant to Rule 485(a)(1), the Company has designated on the facing sheet to the Registration Statement that the Amendment become effective on October 21, 2013.  No fees are required in connection with this filing.  Please contact me at (617) 728-7134 with any comments or questions concerning this Amendment.  Thank you in advance for your consideration.

Sincerely,

/s/ Stephen R. Ferrara
Stephen R. Ferrara

cc:                                Alice A. Pellegrino

Michelle M. Lombardo

John V. O’Hanlon